UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21478

Name of Registrant: Vanguard CMT Funds
Address of Registrant: P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service: Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2016 – August 31, 2017

Item 1: Reports to Shareholders

Vanguard® CMT Funds

August 31, 2018

Vanguard® Market Liquidity Fund
Vanguard® Municipal Cash Management Fund

		August 31, 2017- August 31, 2018

	Vanguard	Peer Group	7-Day SEC
	Fund	Average[1]	Yield[2]:
Vanguard CMT Funds			8/31/2018
Total Returns
Market Liquidity	1.69%	1.37%	2.15%
Municipal Cash Management	1.20	0.77	1.54

1 Institutional Money Market Funds Average for Market Liquidity; Tax-Exempt Money Market Funds Average for Municipal Cash Management. Derived from data provided by Lipper, a Thomson Reuters Company.

2The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

Expense Ratios[1]:
Your Fund compared with its Peer Group

	Fund	Peer Group
	Expense	Average[2]
Vanguard CMT Funds	Ratio

Market Liquidity	0.005%	0.32%
Municipal Cash Management	0.01	0.41

1 The expense ratios shown are from the prospectuses dated December 22, 2017 and represent estimated costs for the current fiscal year. The expense ratios for the fiscal year ended August 31, 2018 were 0.005% for the Market Liquidity Fund and 0.01% for the Municipal Cash Management Fund. The peer-group expense ratio is derived from data provided by Lipper Inc., a Thomson Reuters Company, and captures information through year-end 2017.

2 Peer Groups: Institutional Money Market Funds Average for Market Liquidity; Tax-Exempt Money Market Funds Average for Municipal Cash Management. Derived from data provided by Lipper, a Thomson Reuters Company.

FUND PROFILES

As of 8/31/2018
These Profiles provide a snapshot of each fund’s characteristics. Key terms are defined below.

MARKET LIQUIDITY FUND
Financial Attributes

7-Day SEC Yield	2.15%
Average Weighted Maturity	40 days

Expense Ratio[1]	0.005%

Sector Diversification (% of portfolio)
Finance
Certificates of Deposit	21.9%
Commercial Paper	27.3
Repurchase Agreements	0.3
U.S. Government and Agency Obligations	49.7
Taxable Municipal Bonds	0.1
Other Notes	0.7

1The expense ratio shown is from the prospectus dated December 22, 2017, and represents estimated costs for the current fiscal year. The expense ratio for the fiscal year ended August 31, 2018 was 0.005%.

MUNICIPAL CASH MANAGEMENT FUND
Financial Attributes

7-Day SEC Yield	1.54%

Average Weighted Maturity	8 days

Expense Ratio[1]	0.01%

Largest State Concentrations[2]
New York	18.4%
Texas	8.8
Ohio	6.6
Multiple States	6.1
Florida	5.7
Missouri	5.2
Tennessee	4.3
Massachusetts	4.1
Illinois	3.6
Pennsylvania	3.5
Top Ten	66.3%

1The expense ratio shown is from the prospectus dated December 22, 2017, and represents estimated costs for the current fiscal year. The expense ratio for the fiscal year ended August 31, 2018 was 0.01%.

2Percentages of total net assets

Performance Summary

Average Annual Total Returns for periods ended June 30, 2018
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

CMT Funds	Inception Date	One Year	Five Years	Ten Years

Market Liquidity	7/19/2004	1.52%	0.59%	0.51%
Municipal Cash Management	7/19/2004	1.12	0.40	0.40

Market Liquidity Fund

Financial Statements

Statement of Net Assets
As of August 31, 2018

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund's Form N-MFP filings may be viewed at sec.gov or via a link on the "Portfolio Details" page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

				Face	Market
			Maturity	Amount	Value•
		Yield1	Date	($000)	($000)
U.S. Government and Agency Obligations (49.7%)
2	Federal Home Loan Bank Discount Notes	1.911%–1.941%	9/5/18	241,525	241,513
2	Federal Home Loan Bank Discount Notes	1.941%	9/7/18	331,750	331,697
2	Federal Home Loan Bank Discount Notes	1.941%	9/11/18	63,250	63,226
2	Federal Home Loan Bank Discount Notes	1.923%–1.931%	9/12/18	679,250	678,958
2	Federal Home Loan Bank Discount Notes	1.931%	9/13/18	91,500	91,455
2	Federal Home Loan Bank Discount Notes	1.926%	9/14/18	100,000	99,946
2	Federal Home Loan Bank Discount Notes	1.916%	9/17/18	750,000	749,475
2	Federal Home Loan Bank Discount Notes	1.916%	9/19/18	870,000	869,295
2	Federal Home Loan Bank Discount Notes	1.960%	10/3/18	900,000	898,542
2	Federal Home Loan Bank Discount Notes	1.986%	10/10/18	345,704	345,009
2	Federal Home Loan Bank Discount Notes	2.001%–2.006%	10/17/18	1,161,825	1,159,037
2	Federal Home Loan Bank Discount Notes	2.006%	10/19/18	500,000	498,745
2	Federal Home Loan Bank Discount Notes	2.035%	10/24/18	750,000	747,908
2	Federal Home Loan Bank Discount Notes	2.057%	10/26/18	705,000	702,956
	United States Treasury Bill	1.906%–1.919%	9/6/18	3,050,000	3,049,664
	United States Treasury Bill	1.919%	9/13/18	2,750,000	2,748,680
	United States Treasury Bill	1.909%	9/20/18	1,300,000	1,298,895
	United States Treasury Bill	1.933%	9/27/18	500,000	499,390
	United States Treasury Bill	1.990%	10/18/18	1,000,000	997,570
	United States Treasury Bill	1.980%–2.005%	10/25/18	2,250,000	2,243,632
	United States Treasury Bill	2.010%	11/1/18	750,000	747,563
	United States Treasury Bill	2.020%	11/8/18	1,250,000	1,245,388
	United States Treasury Bill	2.040%	11/15/18	2,000,000	1,991,840
	United States Treasury Bill	2.046%	11/23/18	1,750,000	1,742,002
	United States Treasury Bill	2.088%–2.091%	11/29/18	1,750,000	1,741,372
	United States Treasury Bill	2.184%	1/31/19	500,000	495,480
	United States Treasury Bill	2.204%	2/7/19	500,000	495,265
3	United States Treasury Floating Rate Note	2.261%	10/31/18	500,000	500,175
Total U.S. Government and Agency Obligations (Cost $27,270,424)					27,274,678

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield1	Date	($000)	($000)
Commercial Paper (27.3%)
Bank Holding Company (0.5%)
4	ABN Amro Funding USA LLC	2.410%	9/4/18	21,000	20,994
4	ABN Amro Funding USA LLC	2.338%	9/28/18	47,990	47,901
4	ABN Amro Funding USA LLC	2.369%	10/11/18	121,250	120,934
4	ABN Amro Funding USA LLC	2.348%	11/20/18	17,250	17,158
4	ABN Amro Funding USA LLC	2.369%	11/21/18	17,250	17,156
4	ABN Amro Funding USA LLC	2.369%	12/3/18	50,750	50,434
					274,577
Finance—Auto (0.3%)
	American Honda Finance Corp.	2.222%	11/5/18	17,000	16,928
	Toyota Motor Credit Corp.	2.338%	11/7/18	40,250	40,068
	Toyota Motor Credit Corp.	2.349%	11/13/18	15,000	14,926
	Toyota Motor Credit Corp.	2.349%	11/14/18	28,500	28,356
4	Toyota Motor Credit Corp.	2.369%	12/5/18	35,500	35,274
4	Toyota Motor Credit Corp.	2.369%	12/6/18	35,500	35,272
					170,824
Foreign Banks (22.0%)
4,5 Australia & New Zealand Banking Group Ltd.		2.249%	9/6/18	250,000	250,005
4,5 Australia & New Zealand Banking Group Ltd.		2.349%	9/7/18	148,000	148,006
4,5 Australia & New Zealand Banking Group Ltd.		2.333%	9/10/18	152,000	152,008
4,5 Australia & New Zealand Banking Group Ltd.		2.230%	9/24/18	89,000	89,004
4,5 Australia & New Zealand Banking Group Ltd.		2.465%	9/27/18	83,000	83,019
4	Australia & New Zealand Banking Group Ltd.	2.399%	12/5/18	83,000	82,484
4,5 Australia & New Zealand Banking Group Ltd.		2.317%	12/14/18	250,000	250,125
4,5 Bank of Nova Scotia		2.507%	9/19/18	200,000	200,036
4,5 Bank of Nova Scotia		2.299%	9/21/18	30,000	30,002
4	Bank of Nova Scotia	2.430%	11/26/18	100,000	99,409
4,5 Bank of Nova Scotia		2.320%	1/4/19	100,500	100,547
4,5 Bank of Nova Scotia		2.197%	2/13/19	100,000	99,998
4,5 Canadian Imperial Bank of Commerce		2.337%	1/11/19	400,000	400,184
4,5 Canadian Imperial Bank of Commerce		2.223%	3/8/19	300,000	299,997
4,5 Commonwealth Bank of Australia		2.257%	9/13/18	200,000	200,004
4,5 Commonwealth Bank of Australia		2.281%	11/2/18	115,000	115,016
4,5 Commonwealth Bank of Australia		2.296%	1/24/19	200,000	200,074
	Credit Agricole Corporate & Investment Bank
	(New York Branch)	1.900%	9/4/18	300,182	300,107
	Credit Suisse AG (New York Branch)	2.354%	9/14/18	185,000	184,835
4	Danske Corp.	2.253%	10/26/18	24,000	23,916
4	Danske Corp.	2.253%	10/29/18	172,000	171,362
4	Danske Corp.	2.259%	10/31/18	128,000	127,510
4	Danske Corp.	2.254%	11/1/18	56,000	55,782
4	Danske Corp.	2.254%	11/2/18	69,250	68,976
4	DNB Bank ASA	2.336%	11/26/18	250,000	248,590
4,5 HSBC Bank plc		2.266%	10/24/18	76,000	76,002
4,5 HSBC Bank plc		2.265%	10/25/18	38,000	38,001
4,5 HSBC Bank plc		2.280%	11/5/18	56,750	56,756
4,5 HSBC Bank plc		2.285%	11/26/18	75,000	75,009
4,5 HSBC Bank plc		2.325%	1/25/19	205,750	205,804
	ING US Funding LLC	2.308%	10/4/18	80,250	80,074
	ING US Funding LLC	2.328%–2.331%	12/21/18	50,000	49,637
	Lloyds Bank plc	2.368%	11/21/18	119,250	118,608
5	Lloyds Bank plc	2.293%	11/29/18	200,000	200,024

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield1	Date	($000)	($000)
	Lloyds Bank plc	2.409%	12/4/18	100,000	99,368
5	Lloyds Bank plc	2.329%	12/7/18	125,000	125,034
5	Lloyds Bank plc (New York Branch)	2.260%	1/17/19	49,000	49,004
5	Lloyds Bank plc	2.277%	1/18/19	49,000	49,005
5	Lloyds Bank plc	2.219%	2/21/19	66,500	66,495
4,5 National Australia Bank Ltd.		2.355%	11/30/18	150,000	150,078
4,5 National Australia Bank Ltd.		2.262%	5/3/19	267,000	267,069
4,5 National Australia Bank Ltd.		2.234%	5/16/19	33,500	33,506
4,5 National Australia Bank Ltd.		2.230%	5/17/19	166,500	166,532
4	Nederlandse Waterschapsbank NV	1.951%	9/5/18	146,500	146,459
4	Nederlandse Waterschapsbank NV	1.951%	9/6/18	159,500	159,447
4	Nederlandse Waterschapsbank NV	1.951%	9/7/18	266,250	266,152
4	Nordea Bank AB	2.222%	11/6/18	45,600	45,411
4	Nordea Bank AB	2.287%	12/4/18	500,000	496,975
4,5 Nordea Bank AB (New York Branch)		2.245%	2/25/19	241,250	241,289
4	NRW BANK	1.936%	9/5/18	199,250	199,196
4	NRW BANK	1.941%	9/6/18	199,700	199,634
	Santander UK plc	2.256%	9/18/18	20,000	19,980
	Santander UK plc	2.257%	9/20/18	39,750	39,706
	Santander UK plc	2.329%	12/5/18	118,000	117,268
4	Societe Generale SA	1.980%	9/4/18	889	889
4	Sumitomo Mitsui Banking Corporation	2.349%	10/12/18	300,000	299,238
4	Sumitomo Mitsui Banking Corporation	2.358%	11/16/18	257,000	255,728
4	Sumitomo Mitsui Banking Corporation	2.328%	11/23/18	82,000	81,552
4	Svenska Handelsbanken AB	2.450%	1/18/19	200,000	198,154
4	Svenska Handelsbanken AB	2.430%	2/1/19	85,100	84,225
	Swedbank AB	2.245%	9/4/18	30,000	29,993
	Swedbank AB	2.440%	10/16/18	200,000	199,420
	Swedbank AB	2.409%	10/22/18	250,000	249,180
	Swedbank AB	2.399%	11/1/18	74,000	73,711
	Swedbank AB	2.399%	11/2/18	51,000	50,797
	Swedbank AB	2.333%	11/15/18	196,250	195,304
	Swedbank AB	2.333%	11/16/18	150,000	149,268
	Swedbank AB	2.409%	11/19/18	115,000	114,417
	Swedbank AB	2.339%	11/20/18	88,000	87,544
	Swedbank AB	2.339%	11/23/18	53,250	52,964
	Swedbank AB	2.340%	11/26/18	53,250	52,953
	Swedbank AB	2.340%	11/27/18	13,500	13,424
	Swedbank AB	2.339%	12/3/18	14,250	14,164
	Swedbank AB	2.287%	12/4/18	45,000	44,728
4,5 Toronto-Dominion Bank		2.257%	9/14/18	115,000	115,002
4	Toronto-Dominion Bank	2.296%	9/19/18	299,000	298,638
4,5 Toronto-Dominion Bank		2.271%	10/2/18	125,000	125,009
4,5 Toronto-Dominion Bank		2.396%	10/23/18	300,000	300,084
4,5 Toronto-Dominion Bank		2.275%	11/27/18	200,000	200,040
4,5 Toronto-Dominion Bank		2.310%	12/5/18	150,000	150,027
4,5 Toronto-Dominion Bank		2.281%	8/9/19	140,000	139,972
4,5 Westpac Banking Corp.		2.267%	9/20/18	247,000	247,003
4,5 Westpac Banking Corp.		2.367%	6/12/19	232,000	232,142
4,5 Westpac Banking Corp.		2.367%	6/13/19	97,000	97,059
4,5 Westpac Banking Corp.		2.285%	7/26/19	115,000	114,995
					12,086,143
Foreign Governments (2.4%)
4	Alberta (Province Of)	2.396%	11/13/18	32,000	31,850

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield1	Date	($000)	($000)
4	Alberta (Province Of)	2.449%	1/8/19	32,400	32,119
4	Alberta (Province Of)	2.439%	1/10/19	34,750	34,443
4	Alberta (Province Of)	2.419%–2.429%	1/22/19	44,750	44,314
	BNG BANK NV	1.951%	9/5/18	282,750	282,674
	BNG BANK NV	1.951%	9/6/18	185,750	185,689
4	CDP Financial Inc.	2.501%	10/2/18	7,750	7,734
4	CDP Financial Inc.	2.450%	10/12/18	110,980	110,684
4	CDP Financial Inc.	2.223%	10/26/18	12,000	11,959
4	CDP Financial Inc.	2.420%	10/31/18	27,000	26,899
4	CDP Financial Inc.	2.407%	1/10/19	96,000	95,168
4	CDP Financial Inc.	2.399%	2/1/19	27,250	26,971
	Export Development Canada	1.951%	9/6/18	23,400	23,392
	Export Development Canada	2.337%	10/22/18	31,500	31,397
	Export Development Canada	2.400%	1/3/19	33,000	32,726
	Export Development Canada	2.390%	1/4/19	66,250	65,695
	Export Development Canada	2.401%	1/8/19	33,000	32,730
6	Ontario Teachers' Finance Trust	2.340%	9/6/18	18,100	18,093
6	Ontario Teachers' Finance Trust	2.258%	9/18/18	18,500	18,479
6	Ontario Teachers' Finance Trust	2.473%	2/8/19	12,000	11,865
6	Ontario Teachers' Finance Trust	2.475%	2/15/19	55,486	54,834
6	Ontario Teachers' Finance Trust	2.585%	3/27/19	50,000	49,253
5,6 PSP Capital Inc.		2.245%	10/26/18	76,000	76,002
					1,304,970
Foreign Industrial (1.1%)
4	Nestle Capital Corp.	2.308%	10/9/18	101,250	101,031
4	Nestle Capital Corp.	2.338%	11/13/18	105,250	104,775
4	Nestle Capital Corp.	2.338%	11/16/18	98,250	97,789
4	Nestle Capital Corp.	2.339%	11/19/18	100,250	99,753
4	Nestle Capital Corp.	2.389%	12/11/18	81,000	80,479
4	Total Capital Canada Ltd.	2.222%	10/24/18	34,000	33,886
	Toyota Credit Canada Inc.	2.400%	11/20/18	49,000	48,737
	Toyota Credit Canada Inc.	2.389%	11/26/18	16,750	16,654
	Toyota Credit Canada Inc.	2.389%	11/27/18	16,750	16,652
					599,756
Industrial (1.0%)
4	Apple Inc.	2.280%	12/11/18	89,500	88,926
4	Apple Inc.	2.345%–2.355%	1/8/19	99,750	98,909
4	Apple Inc.	2.346%	1/23/19	35,750	35,411
4	Apple Inc.	2.357%	1/28/19	65,750	65,105
4	Henkel of America Inc.	2.266%	9/25/18	24,000	23,963
4	Henkel of America Inc.	2.241%	10/5/18	35,371	35,292
4	Henkel of America Inc.	2.263%	10/15/18	49,000	48,859
4	Henkel of America Inc.	2.233%–2.252%	10/22/18	33,000	32,891
4	Henkel of America Inc.	2.253%	10/24/18	17,500	17,440
4	Henkel of America Inc.	2.233%	11/2/18	49,905	49,705
4	Henkel of America Inc.	2.223%	11/6/18	22,250	22,156
4	The Coca-Cola Co.	2.267%	9/18/18	10,000	9,989
4	The Coca-Cola Co.	2.267%	9/19/18	10,000	9,989
4	The Coca-Cola Co.	2.267%	12/5/18	17,750	17,640
					556,275
Total Commercial Paper (Cost $14,991,536)					14,992,545

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
Certificates of Deposit (21.9%)
Domestic Banks (6.4%)
Citibank NA	2.260%	10/23/18	196,250	196,276
5 HSBC Bank USA NA	2.271%	10/2/18	95,500	95,506
5 HSBC Bank USA NA	2.487%	10/11/18	75,000	75,025
5 HSBC Bank USA NA	2.264%	10/16/18	55,000	55,004
5 HSBC Bank USA NA	2.281%	11/2/18	47,275	47,275
5 HSBC Bank USA NA	2.286%	11/23/18	52,000	52,011
5 HSBC Bank USA NA	2.285%	11/27/18	19,000	19,004
5 HSBC Bank USA NA	2.320%	12/4/18	100,250	100,272
5 HSBC Bank USA NA	2.487%	1/22/19	98,500	98,599
5 HSBC Bank USA NA	2.420%	2/4/19	182,500	182,633
5 HSBC Bank USA NA	2.239%	3/21/19	25,000	24,998
5 HSBC Bank USA NA	2.264%	4/1/19	132,250	132,250
5 State Street Bank & Trust Co.	2.265%	9/28/18	200,000	199,990
5 State Street Bank & Trust Co.	2.283%	10/29/18	200,000	199,986
5 State Street Bank & Trust Co.	2.286%	11/26/18	398,000	397,968
5 Wells Fargo Bank NA	2.433%	9/17/18	250,000	250,027
5 Wells Fargo Bank NA	2.467%	10/15/18	300,000	300,102
5 Wells Fargo Bank NA	2.385%	10/26/18	300,000	300,087
Wells Fargo Bank NA	2.400%	12/3/18	150,000	150,033
5 Wells Fargo Bank NA	2.313%	12/10/18	350,000	350,105
5 Wells Fargo Bank NA	2.232%	2/4/19	300,000	300,009
				3,527,160
Yankee Certificates of Deposit (15.5%)
5 Bank of Montreal (Chicago Branch)	2.267%	9/12/18	90,000	90,004
5 Bank of Montreal (Chicago Branch)	2.309%	9/21/18	195,000	195,018
5 Bank of Montreal (Chicago Branch)	2.316%	9/24/18	65,000	65,007
Bank of Montreal (Chicago Branch)	2.310%	10/1/18	200,000	200,026
5 Bank of Montreal (Chicago Branch)	2.443%	10/15/18	150,000	150,054
5 Bank of Montreal (Chicago Branch)	2.305%	10/26/18	50,000	50,010
5 Bank of Montreal (Chicago Branch)	2.331%	1/2/19	200,000	200,074
5 Bank of Montreal (Chicago Branch)	2.235%	1/25/19	250,000	250,022
5 Bank of Montreal (Chicago Branch)	2.251%	3/4/19	225,000	224,998
5 Bank of Nova Scotia (Houston Branch)	2.370%	10/5/18	150,000	150,010
5 Bank of Nova Scotia (Houston Branch)	2.309%	12/21/18	140,000	139,996
Canadian Imperial Bank of Commerce (New
York Branch)	2.000%	9/17/18	10,500	10,500
5 Canadian Imperial Bank of Commerce (New
York Branch)	2.307%	9/20/18	150,000	150,008
5 Canadian Imperial Bank of Commerce (New
York Branch)	2.360%	10/5/18	150,000	150,027
5 Commonwealth Bank of Australia (New York
Branch)	2.255%	9/26/18	98,000	98,004
5 Commonwealth Bank of Australia (New York
Branch)	2.283%	11/29/18	75,000	75,019
5 DNB Bank ASA (New York Branch)	2.404%	10/16/18	400,000	400,128
5 DNB Bank ASA (New York Branch)	2.250%	1/17/19	250,000	250,080
5 DNB Bank ASA (New York Branch)	2.267%	1/18/19	150,000	150,049
MUFG Bank Ltd. (New York Branch)	2.360%	11/16/18	150,000	150,025
MUFG Bank Ltd. (New York Branch)	2.360%	11/20/18	400,000	400,076
MUFG Bank Ltd. (New York Branch)	2.320%	12/10/18	300,000	299,979
5 Nordea Bank AB (New York Branch)	2.223%	4/1/19	250,000	249,990
5 Nordea Bank AB (New York Branch)	2.233%	5/15/19	250,000	249,995

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
5 Royal Bank of Canada (New York Branch)	2.460%	9/17/18	100,000	100,013
5 Royal Bank of Canada (New York Branch)	2.316%	9/24/18	250,000	250,017
5 Royal Bank of Canada (New York Branch)	2.329%	1/7/19	250,000	250,115
5 Royal Bank of Canada (New York Branch)	2.254%	4/1/19	250,000	250,000
5 Royal Bank of Canada (New York Branch)	2.306%	4/23/19	250,000	250,122
5 Skandinaviska Enskilda Banken AB (New York
Branch)	2.427%	9/19/18	250,000	250,025
5 Skandinaviska Enskilda Banken AB (New York
Branch)	2.440%	10/5/18	112,000	112,025
5 Skandinaviska Enskilda Banken AB (New York
Branch)	2.431%	10/9/18	300,000	300,072
5 Skandinaviska Enskilda Banken AB (New York
Branch)	2.361%	11/2/18	125,000	125,031
5 Skandinaviska Enskilda Banken AB (New York
Branch)	2.309%	12/21/18	300,000	300,039
Sumitomo Mitsui Banking Corp. (New York
Branch)	2.350%	11/1/18	24,275	24,278
5 Svenska HandelsBanken AB (New York Branch)	2.240%	9/4/18	150,000	150,002
5 Svenska HandelsBanken AB (New York Branch)	2.260%	9/4/18	300,000	300,003
5 Svenska HandelsBanken AB (New York Branch)	2.307%	11/19/18	300,000	300,093
5 Svenska HandelsBanken AB (New York Branch)	2.299%	12/21/18	91,000	91,035
5 Svenska HandelsBanken AB (New York Branch)	2.295%	12/28/18	200,000	200,078
5 Svenska HandelsBanken AB (New York Branch)	2.235%	2/28/19	250,000	250,027
5 Svenska HandelsBanken AB (New York Branch)	2.264%	4/1/19	200,000	200,000
5 Swedbank AB (New York Branch)	2.440%	10/5/18	150,000	150,033
Toronto-Dominion Bank (New York Branch)	2.500%	1/7/19	80,000	80,036
5 Westpac Banking Corp. (New York Branch)	2.293%	1/10/19	37,000	37,017
5 Westpac Banking Corp. (New York Branch)	2.339%	2/21/19	200,000	200,100
				8,519,260
Total Certificates of Deposit (Cost $12,044,267)				12,046,420
Other Notes (0.7%)
5 Bank of America NA	2.297%	9/10/18	91,000	91,051
5 Bank of America NA	2.370%	10/5/18	196,500	196,931
5 Bank of America NA	2.473%	11/8/18	94,250	94,248
Total Other Notes (Cost $381,750)				382,230
Repurchase Agreements (0.3%)
JP Morgan Securities LLC
(Dated 8/31/18, Repurchase Value
$168,036,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.750%, 2/15/45,
U.S. Treasury Bill 0.000%, 9/13/18, and U.S.
Treasury Note/Bond 1.375%-9.000%,
11/15/18-11/15/47, with a value of
$171,360,000)
(Cost $168,000)	1.950%	9/4/18	168,000	168,000
Taxable Municipal Bonds (0.1%)
7 Greene County GA Development Authority
Revenue VRDO	2.000%	9/7/18	3,750	3,750
6 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	2.030%	9/7/18	16,000	16,000
6 Massachusetts Transportation Fund Revenue
TOB VRDO	2.030%	9/7/18	16,000	16,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
6 Seattle WA Municipal Light & Power Revenue
TOB VRDO	2.030%	9/7/18	16,000	16,000
Total Taxable Municipal Bonds (Cost $51,750)				51,750
Total Investments (100.0%) (Cost $54,907,727)				54,915,623
Start of Breakout Items
				Amount
				($000)
Other Assets and Liabilities (0.0%)
Other Assets
Receivables for Accrued Income				23,399
Total Other Assets				23,399
Liabilities
Payables to Vanguard				(133)
Other Liabilities				(2,592)
Total Liabilities				(2,725)

Net Assets (100%)
Applicable to 549,280,458 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				54,936,297
Net Asset Value Per Share				$100.02

At August 31, 2018, net assets consisted of:

				Amount
				($000)
Paid-in Capital				54,926,842
Undistributed Net Investment Income				33
Accumulated Net Realized Gains				1,526
Unrealized Appreciation (Depreciation)				7,896
Net Assets				54,936,297

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security based upon 3-month U.S. Treasury Bill Auction High Money Market Yield plus spread.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At August
31, 2018, the aggregate value of these securities was $11,100,383,000, representing 20.2% of net assets.
5 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, the aggregate value of these securities was $276,526,000, representing 0.5% of net assets.
7 Scheduled principal and interest payments are guaranteed by bank letter of credit.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Operations

Year Ended
August 31, 2018
($000)
Investment Income
Income
Interest	995,698
Total Income	995,698
Expenses
The Vanguard Group—Note B
Management and Administrative	2,962
Custodian Fees	25
Total Expenses	2,987
Expenses Paid Indirectly	(25)
Net Expenses	2,962
Net Investment Income	992,736
Realized Net Gain (Loss) on Investment Securities Sold	(215)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	333
Net Increase (Decrease) in Net Assets Resulting from Operations	992,854

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	992,736	477,402
Realized Net Gain (Loss)	(215)	418
Change in Unrealized Appreciation (Depreciation)	333	6,240
Net Increase (Decrease) in Net Assets Resulting from Operations	992,854	484,060
Distributions
Net Investment Income	(992,731)	(477,376)
Realized Capital Gain	—	—
Total Distributions	(992,731)	(477,376)
Capital Share Transactions
Issued	621,227,288	587,560,701
Issued in Lieu of Cash Distributions	992,731	477,242
Redeemed	(620,153,995)	(578,857,679)
Net Increase (Decrease) from Capital Share Transactions	2,066,024	9,180,264
Total Increase (Decrease)	2,066,147	9,186,948
Net Assets
Beginning of Period	52,870,150	43,683,202
End of Period[1]	54,936,297	52,870,150

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $33,000 and
$28,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Financial Highlights

For a Share Outstanding				Year Ended August 31,
Throughout Each Period	2018	2017	2016[1]	2015[1]	2014[1]
Net Asset Value, Beginning of Period	$100.02	$100.01	$100.00	$100.00	$100.00
Investment Operations
Net Investment Income	1.676	.919	.421	.100	.100
Net Realized and Unrealized Gain
(Loss) on Investments	—	.010	.010	—	—
Total from Investment Operations	1.676	.929	.431	.100	.100
Distributions
Dividends from Net Investment
Income	(1.676)	(.919)	(.421)	(.100)	(.100)
Distributions from Realized Capital
Gains	—	—	—	—	—
Total Distributions	(1.676)	(.919)	(.421)	(.100)	(.100)
Net Asset Value, End of Period	$100.02	$100.02	$100.01	$100.00	$100.00

Total Return	1.69%	0.93%	0.43%	0.13%	0.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$54,936	$52,870	$43,683	$47,040	$37,202
Ratio of Total Expenses to Average
Net Assets	0.005%	0.005%	0.005%	0.005%	0.005%
Ratio of Net Investment Income to
Average Net Assets	1.68%	0.93%	0.42%	0.13%	0.12%

1 Adjusted to reflect a 1-for-100 reverse share split as of the close of business on August 12, 2016

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Notes to Financial Statements

Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in repurchase agreements and in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2015-2018), and has concluded that no provision for federal income tax is required in the fund's financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund's regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund's board of trustees and included in Management and Administrative expenses on the fund's Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the

Market Liquidity Fund

one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at August 31, 2018, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund's trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.

C. The fund's custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2018, custodian fee offset arrangements reduced the fund's expenses by $25,000 (an annual rate of 0.00% of average net assets).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At August 31, 2018, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

E. Permanent differences, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.

Temporary differences between book-basis and tax-basis components of accumulated net earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales. As of period end, the tax components of accumulated net earnings (losses) are detailed in the table as follows:

Amount ($000)
Undistributed Ordinary Income	1,774
Undistributed Long-Term Gains	-
Capital Loss Carryforwards (Non-expiring)	(215)
Net Unrealized Gains (Losses)	7,896

Market Liquidity Fund

As of August 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

	Amount ($000)
Tax Cost	54,907,727
Gross Unrealized Appreciation	8,627
Gross Unrealized Depreciation	(731)
Net Unrealized Appreciation (Depreciation)	7,896

F. Capital shares issued and redeemed were:
		Year Ended August 31,
		2018	2017
		Shares	Shares
		(000)	(000)
Issued		6,211,968	5,874,811
Issued in Lieu of Cash Distributions		9,927	4,772
Redeemed		(6,201,211)	(5,787,793)
Net Increase (Decrease) in Shares Outstanding		20,684	91,790

G. Management has determined that no events or transactions occurred subsequent to August 31, 2018, that would require recognition or disclosure in these financial statements.

Municipal Cash Management Fund

Statement of Net Assets
As of August 31, 2018

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund's Form N-MFP filings may be viewed at sec.gov or via a link on the "Portfolio Details" page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.6%)
Alabama (1.1%)
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue (Hunt
Refining Project) VRDO	1.560%	9/7/18 LOC	15,000	15,000
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue (Hunt
Refining Project) VRDO	1.560%	9/7/18 LOC	6,000	6,000
				21,000
Alaska (1.4%)
Alaska Housing Finance Corp. Home Mortgage Revenue VRDO	1.540%	9/7/18	15,800	15,800
Alaska Housing Finance Corp. Home Mortgage Revenue VRDO	1.540%	9/7/18	11,135	11,135
				26,935
Arizona (1.1%)
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	1.570%	9/7/18 LOC	14,825	14,825
1 Scottsdale AZ Municipal Property Corp. Excise Tax Revenue TOB VRDO	1.660%	9/7/18	7,350	7,350
				22,175
California (0.8%)
California Pollution Control Financing Authority Revenue (Pacific Gas & Electric Co.) VRDO	1.560%	9/4/18 LOC	5,700	5,700
Los Angeles CA TRAN	4.000%	6/27/19	10,000	10,200
				15,900
Colorado (3.0%)
1 Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
TOB VRDO	1.590%	9/7/18	5,700	5,700
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	1.530%	9/7/18	18,230	18,230
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	1.530%	9/7/18	5,465	5,465
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	1.560%	9/7/18	4,155	4,155
Denver CO City & County COP VRDO	1.430%	9/4/18	9,000	9,000
1 RBC Municipal Products Inc. Trust Floaters-SER 2018-E-123 TOB	1.590%	9/7/18 LOC	15,000	15,000
				57,550
Connecticut (0.5%)
Connecticut Health & Educational Facilities Authority Revenue (Yale University) VRDO	1.580%	9/7/18 LOC	9,200	9,200

District of Columbia (2.7%)
District of Columbia Revenue (MedStar Health, Inc.) VRDO	1.430%	9/4/18 LOC	1,260	1,260
District of Columbia Revenue (The Pew Charitable Trust) VRDO	1.560%	9/7/18 LOC	22,540	22,540
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	1.590%	9/7/18 (Prere.)	8,965	8,965
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	1.590%	9/7/18	5,935	5,935
Metropolitan Washington DC/VA Airports Authority Airport System Revenue VRDO	1.510%	9/4/18 LOC	12,780	12,780
				51,480
Florida (5.7%)
Florida Municipal Power Agency Revenue VRDO	1.570%	9/4/18 LOC	31,000	31,000
1 Greater Orlando Aviation Authority Florida Airport Facilities Revenue TOB VRDO	1.590%	9/7/18	5,000	5,000
Jacksonville FL Electric Authority Electric System Revenue VRDO	1.570%	9/7/18	5,725	5,725
Jacksonville FL Electric Authority Electric System Revenue VRDO	1.570%	9/7/18	3,140	3,140
1 Jacksonville FL Special Revenue TOB VRDO	1.590%	9/7/18	3,900	3,900
Miami-Dade County FL Seaport Revenue VRDO	1.560%	9/7/18 LOC	18,000	18,000
1 Miami-Dade County FL Water & Sewer Revenue TOB VRDO	1.660%	9/7/18	11,735	11,735
1 Orange County FL School Board COP TOB VRDO	1.660%	9/7/18	7,500	7,500
1 Orange County FL School Board COP TOB VRDO	1.660%	9/7/18	3,750	3,750
Orlando FL Utility Commission Utility System Revenue VRDO	1.550%	9/7/18	4,600	4,600
Orlando FL Utility Commission Utility System Revenue VRDO	1.570%	9/7/18	15,200	15,200
				109,550

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia (3.4%)
1 Atlanta GA Water & Wastewater Revenue TOB VRDO	1.590%	9/7/18	8,015	8,015
Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	1.560%	9/7/18 LOC	7,100	7,100
DeKalb County GA Private Hospital Authority (Children's Healthcare of Atlanta Inc. Project) VRDO	1.570%	9/7/18	15,600	15,600
1 Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project) TOB VRDO	1.590%	9/7/18 (Prere.)	17,615	17,615
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	1.590%	9/7/18	6,000	6,000
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	1.480%	9/7/18	10,750	10,750
				65,080
Illinois (3.6%)
Illinois Development Finance Authority Revenue (Evanston Northwestern Healthcare Corp.) VRDO	1.510%	9/4/18	9,500	9,500
Illinois Finance Authority Revenue (Bradley University) VRDO	1.560%	9/7/18 LOC	12,600	12,600
Illinois Finance Authority Revenue (Bradley University) VRDO	1.560%	9/7/18 LOC	10,000	10,000
Illinois Finance Authority Revenue (Illinois College) VRDO	1.550%	9/7/18 LOC	5,235	5,235
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	1.550%	9/7/18	2,055	2,055
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	1.550%	9/7/18	12,750	12,750
Illinois Finance Authority Revenue (University of Chicago Medical Center) VRDO	1.540%	9/4/18 LOC	5,950	5,950
Illinois Finance Authority Revenue (University of Chicago) VRDO	1.550%	9/7/18	8,096	8,096
Illinois Toll Highway Authority Revenue VRDO	1.560%	9/7/18	3,600	3,600
				69,786
Indiana (0.4%)
Indiana Finance Authority Environmental Improvement Revenue (Ispat Inland Inc. Project) VRDO	1.660%	9/7/18 LOC	8,340	8,340

Kentucky (0.6%)
Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton
Healthcare Obligated Group) VRDO	1.430%	9/4/18 LOC	10,790	10,790

Louisiana (3.4%)
East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	1.520%	9/4/18	20,300	20,300
East Baton Rouge Parish LA Sales Tax Revenue VRDO	1.550%	9/7/18 LOC	36,180	36,180
St. James Parish LA Revenue (NuStar Logistics LP Project) VRDO	1.560%	9/7/18 LOC	10,000	10,000
				66,480
Maryland (0.3%)
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical
System) VRDO	1.550%	9/7/18 LOC	6,350	6,350

Massachusetts (4.1%)
Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	1.590%	9/7/18	25,800	25,800
Massachusetts Development Finance Agency Revenue (Cushing Academy Issue) VRDO	1.560%	9/7/18 LOC	19,130	19,130
Massachusetts GO	4.000%	5/23/19	5,000	5,081
Massachusetts GO	4.000%	6/20/19	5,240	5,330
1 Massachusetts GO TOB VRDO	1.580%	9/7/18	6,000	6,000
Massachusetts Health & Educational Facilities Authority Revenue (Museum of Fine Arts) VRDO	1.510%	9/4/18	17,600	17,600
				78,941
Michigan (2.3%)
Michigan Building Authority Revenue VRDO	1.560%	9/7/18 LOC	19,600	19,600
1 Michigan Finance Authority Revenue (Trinity Health Credit Group) TOB VRDO	1.590%	9/7/18 LOC	15,700	15,700
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) VRDO	1.560%	9/7/18	6,400	6,400
Oakland University of Michigan Revenue VRDO	1.560%	9/7/18 LOC	2,850	2,850
				44,550
Minnesota (0.5%)
1 Minneapolis MN Health Care System Revenue (Fairview Health Services) TOB VRDO	1.590%	9/7/18 LOC	4,600	4,600
Minnesota Higher Education Facilities Authority Revenue (Concordia University St. Paul) VRDO	1.540%	9/4/18 LOC	5,000	5,000
				9,600
Mississippi (2.2%)
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	1.540%	9/4/18	14,410	14,410
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	1.540%	9/4/18	4,125	4,125
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	1.540%	9/4/18	5,400	5,400
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	1.560%	9/4/18	3,100	3,100

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)
VRDO	1.580%	9/7/18	14,825	14,825
				41,860
Missouri (5.2%)
Missouri Development Finance Board Cultural Facilities Revenue (Nelson Gallery Foundation)
VRDO	1.430%	9/4/18	22,755	22,755
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
VRDO	1.530%	9/7/18	13,390	13,390
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
VRDO	1.550%	9/7/18	7,870	7,870
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)
VRDO	1.550%	9/4/18	20,000	20,000
1 North Kansas City MO School District GO TOB VRDO	1.560%	9/4/18	19,900	19,900
St. Joseph MO Industrial Development Authority Health Facilities Revenue (Heartland Regional
Medical Center) VRDO	1.550%	9/4/18 LOC	17,580	17,580
				101,495
Multiple States (6.1%)
2 Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	1.580%	9/7/18 LOC	9,940	9,940
1 Nuveen AMT-Free Municipal Income Fund VRDP VRDO	1.660%	9/7/18 LOC	25,000	25,000
1 Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	1.610%	9/7/18 LOC	10,000	10,000
1 Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	1.650%	9/7/18 LOC	20,000	20,000
1 Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	1.660%	9/7/18	21,500	21,500
1 Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	1.660%	9/7/18 LOC	31,500	31,500
				117,940
Nevada (0.9%)
Clark County NV Airport Improvement Revenue VRDO	1.540%	9/7/18 LOC	3,640	3,640
Clark County NV Economic Development Revenue (Opportunity Village Foundation Project) VRDO	1.570%	9/7/18 LOC	13,900	13,900
				17,540
New Hampshire (1.0%)
New Hampshire Health & Education Facilities Authority Revenue (University System of New
Hampshire) VRDO	1.530%	9/4/18	19,545	19,545

New Jersey (0.6%)
1 New Jersey Economic Development Authority Revenue TOB VRDO	1.590%	9/7/18 LOC	6,500	6,500
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	1.480%	9/7/18 LOC	3,230	3,230
1 Rutgers State University New Jersey Revenue TOB VRDO	1.570%	9/7/18	1,000	1,000
				10,730
New Mexico (0.8%)
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services) VRDO	1.430%	9/4/18	14,640	14,640

New York (18.4%)
1 Battery Park City Authority New York Revenue TOB VRDO	1.470%	9/4/18 LOC	32,570	32,570
Geneva NY Industrial Development Agency Civic Facility Revenue (Colleges of the Seneca Project)
VRDO	1.590%	9/7/18 LOC	2,360	2,360
New York City NY GO VRDO	1.520%	9/4/18 LOC	3,800	3,800
New York City NY GO VRDO	1.520%	9/4/18	9,000	9,000
New York City NY GO VRDO	1.530%	9/4/18	100	100
New York City NY GO VRDO	1.550%	9/4/18 LOC	1,700	1,700
New York City NY GO VRDO	1.550%	9/4/18 LOC	9,100	9,100
New York City NY GO VRDO	1.550%	9/4/18	3,000	3,000
New York City NY GO VRDO	1.550%	9/4/18 LOC	5,000	5,000
New York City NY GO VRDO	1.580%	9/7/18 LOC	6,200	6,200
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (Elliot Chelsea
Development) VRDO	1.600%	9/7/18 LOC	21,525	21,525
New York City NY Housing Finance Agency Revenue (211 North End Avenue) VRDO	1.530%	9/7/18 LOC	11,600	11,600
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.500%	9/4/18	12,160	12,160
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.520%	9/4/18	2,600	2,600
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.520%	9/4/18	2,900	2,900
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.550%	9/4/18	1,600	1,600
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.550%	9/4/18	9,420	9,420
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.550%	9/4/18 LOC	15,375	15,375

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	1.580%	9/7/18	9,185	9,185
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.470%	9/4/18	9,850	9,850
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.520%	9/4/18	1,500	1,500
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.550%	9/4/18	24,430	24,430
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.530%	9/7/18 LOC	4,675	4,675
1 New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.580%	9/7/18	3,505	3,505
New York Metropolitan Transportation Authority Revenue VRDO	1.560%	9/7/18 LOC	15,000	15,000
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)
VRDO	1.560%	9/7/18 LOC	6,485	6,485
New York State Dormitory Authority Revenue (Royal Charter Properties) VRDO	1.590%	9/7/18 LOC	9,180	9,180
New York State Housing Finance Agency Housing Revenue (8 East 102nd Street) VRDO	1.550%	9/7/18 LOC	15,300	15,300
New York State Housing Finance Agency Housing Revenue (Clinton Park Phase II) VRDO	1.580%	9/7/18 LOC	5,000	5,000
New York State Housing Finance Agency Housing Revenue (West 17th Street) VRDO	1.560%	9/7/18 LOC	28,990	28,990
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	1.580%	9/7/18	10,000	10,000
1 Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.620%	9/7/18 LOC	20,000	20,000
1 Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.620%	9/7/18 LOC	16,700	16,700
1 Port Authority of New York & New Jersey Revenue TOB VRDO	1.570%	9/7/18	8,290	8,290
1 Port Authority of New York & New Jersey Revenue TOB VRDO	1.580%	9/7/18	15,190	15,190
Triborough Bridge & Tunnel Authority New York Revenue (MTA Bridges and Tunnels) VRDO	1.520%	9/4/18 LOC	3,600	3,600
				356,890
North Carolina (0.6%)
1 Raleigh NC Combined Enterprise System Revenue TOB VRDO PUT	1.540%	9/4/18	12,505	12,505

Ohio (6.6%)
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	1.560%	9/7/18	4,150	4,150
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	1.560%	9/7/18	11,700	11,700
Columbus OH Regional Airport Authority Airport Revenue (OASBO Expanded Asset Program)
VRDO	1.550%	9/7/18 LOC	4,945	4,945
Columbus OH Regional Airport Authority Airport Revenue (OASBO Expanded Asset Program)
VRDO	1.550%	9/7/18 LOC	5,130	5,130
Columbus OH Regional Airport Authority Airport Revenue (OASBO Expanded Asset Program)
VRDO	1.550%	9/7/18 LOC	13,915	13,915
Franklin County OH Hospital Facilities Revenue (Doctors OhioHealth Corp.) VRDO	1.550%	9/7/18 LOC	2,905	2,905
1 Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) TOB VRDO	1.600%	9/7/18	4,500	4,500
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	1.550%	9/7/18	6,200	6,200
Franklin County OH Hospital Facilities Revenue (US Health Corp. of Columbus) VRDO	1.550%	9/7/18 LOC	1,600	1,600
Franklin County OH Hospital Revenue (Nationwide Children's Hospital Project) VRDO	1.520%	9/7/18	19,725	19,725
Ohio GO VRDO	1.580%	9/7/18	19,940	19,940
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	1.590%	9/7/18 (Prere.)	10,400	10,400
Ohio Housing Finance Agency Residential Mortgage Revenue VRDO	1.560%	9/7/18	7,450	7,450
Ohio State University General Receipts Revenue VRDO	1.470%	9/7/18	16,000	16,000
				128,560
Oregon (0.9%)
Oregon Facilities Authority Revenue (PeaceHealth) VRDO	1.570%	9/7/18 LOC	17,200	17,200

Pennsylvania (3.5%)
1 Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical
Center) TOB VRDO	1.470%	9/4/18 LOC	18,950	18,950
1 Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical
Center) TOB VRDO	1.530%	9/4/18 LOC	23,300	23,300
1 Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical
Center) TOB VRDO	1.590%	9/7/18 LOC	6,000	6,000
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	1.600%	9/7/18	1,700	1,700
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	1.530%	9/7/18 LOC	16,485	16,485
Haverford Township PA School District GO VRDO	1.560%	9/7/18 LOC	1,970	1,970
				68,405
Tennessee (4.3%)
Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	1.550%	9/4/18 LOC	12,865	12,865
Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	1.550%	9/4/18 LOC	15,835	15,835
1 Metropolitan Government of Nashville & Davidson County TN GO TOB VRDO	1.560%	9/4/18	16,135	16,135
Montgomery County TN Public Building Authority Pooled Financial Revenue (Tennessee County
Loan Pool) VRDO	1.550%	9/4/18 LOC	3,135	3,135

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montgomery County TN Public Building Authority Pooled Financial Revenue (Tennessee County
Loan Pool) VRDO	1.550%	9/4/18 LOC	20,080	20,080
Montgomery County TN Public Building Authority Pooled Financial Revenue (Tennessee County
Loan Pool) VRDO	1.550%	9/4/18 LOC	1,000	1,000
Shelby County TN GO VRDO	1.560%	9/7/18	14,400	14,400
				83,450
Texas (8.8%)
1 Conroe TX Independent School District GO TOB VRDO	1.540%	9/4/18	2,000	2,000
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	1.590%	9/7/18	6,620	6,620
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	1.460%	9/4/18	5,500	5,500
Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System) VRDO	1.460%	9/4/18	30,960	30,960
Houston TX Higher Education Finance Corp. Revenue (Rice University Project) VRDO	1.590%	9/7/18	19,145	19,145
Houston TX Utility System Revenue VRDO	1.570%	9/7/18 LOC	9,950	9,950
1 Lower Colorado River Authority Texas Revenue TOB VRDO (Transmission Contract)	1.590%	9/7/18 LOC	20,000	20,000
Red River TX Education Finance Corp. Revenue (Texas Christian University Project) VRDO	1.580%	9/7/18	13,100	13,100
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	1.590%	9/7/18	5,000	5,000
San Antonio TX Water Revenue CP	1.370%	9/5/18	26,290	26,289
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Health
Care System Project) VRDO	1.430%	9/5/18 LOC	9,850	9,850
Texas Transportation Commission Revenue VRDO	1.560%	9/7/18	9,500	9,500
University of Texas System Revenue Financing System Revenue VRDO	1.460%	9/7/18	4,100	4,100
University of Texas System Revenue Financing System Revenue VRDO	1.470%	9/7/18	8,200	8,200
				170,214
Utah (1.5%)
Emery County UT Pollution Control Revenue (PacifiCorp Projects) VRDO	1.580%	9/7/18 LOC	21,680	21,680
Murray UT Hospital Revenue (IHC Health Services) VRDO	1.430%	9/4/18	8,090	8,090
				29,770
Virginia (1.3%)
Albemarle County VA Economic Development Hospital Revenue (Sentara Martha Jefferson
Hospital) VRDO	1.530%	9/4/18	24,530	24,530

Washington (0.9%)
Chelan County WA Public Utility District No. 1 Consolidated System Revenue VRDO	1.560%	9/7/18	10,195	10,195
1 King County WA Sewer Revenue TOB VRDO	1.590%	9/7/18	8,105	8,105
				18,300
West Virginia (0.3%)
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)
VRDO	1.580%	9/7/18 LOC	4,850	4,850

Wisconsin (0.7%)
1 Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) TOB
VRDO	1.590%	9/7/18	13,500	13,500

Wyoming (0.1%)
Sublette County WY Pollution Control Revenue (ExxonMobil Project) VRDO	1.520%	9/4/18	1,300	1,300
Total Investments (99.6%) (Cost $1,926,929)				1,926,931
				Amount
				($000)
Other Assets and Liabilities (0.4%)
Other Assets
Receivables for Investment Securities Sold				4,910
Receivables for Accrued Income				3,334
Other Assets				19
Total Other Assets				8,263
Liabilities
Payables to Vanguard				(10)
Total Liabilities				(10)

Municipal Cash Management Fund

Net Assets (100%)
Applicable to 19,350,518 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,935,184
Net Asset Value Per Share	$100.01

At August 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	1,935,175
Undistributed Net Investment Income	10
Accumulated Net Realized Losses	(3)
Unrealized Appreciation (Depreciation)	2
Net Assets	1,935,184

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, the aggregate value of these securities was $520,620,000, representing 26.9% of net assets.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Municipal Cash Management Fund

Statement of Operations

Year Ended
August 31, 2018
($000)
Investment Income
Income
Interest	25,514
Total Income	25,514
Expenses
The Vanguard Group—Note B
Management and Administrative	215
Custodian Fees	4
Total Expenses	219
Expenses Paid Indirectly	(4)
Net Expenses	215
Net Investment Income	25,299
Realized Net Gain (Loss) on Investment Securities Sold	(3)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1
Net Increase (Decrease) in Net Assets Resulting from Operations	25,297

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	25,299	18,579
Realized Net Gain (Loss)	(3)	27
Change in Unrealized Appreciation (Depreciation)	1	(36)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,297	18,570
Distributions
Net Investment Income	(25,304)	(18,578)
Realized Capital Gain	—	—
Total Distributions	(25,304)	(18,578)
Capital Share Transactions
Issued	1,318,776	1,592,798
Issued in Lieu of Cash Distributions	25,304	18,578
Redeemed	(1,865,134)	(2,265,563)
Net Increase (Decrease) from Capital Share Transactions	(521,054)	(654,187)
Total Increase (Decrease)	(521,061)	(654,195)
Net Assets
Beginning of Period	2,456,245	3,110,440
End of Period[1]	1,935,184	2,456,245

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $10,000 and $5,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Financial Highlights

For a Share Outstanding				Year Ended August 31,
Throughout Each Period	2018	2017	2016[1]	2015[1]	2014[1]
Net Asset Value, Beginning of Period	$100.01	$100.01	$100.00	$100.00	$100.00
Investment Operations
Net Investment Income	1.190	.718	.190	.040	.100
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	.010	—	—
Total from Investment Operations	1.190	.718	.200	.040	.100
Distributions
Dividends from Net Investment
Income	(1.190)	(.718)	(.190)	(.040)	(.100)
Distributions from Realized Capital
Gains	—	—	—	—	—
Total Distributions	(1.190)	(.718)	(.190)	(.040)	(.100)
Net Asset Value, End of Period	$100.01	$100.01	$100.01	$100.00	$100.00

Total Return	1.20%	0.72%	0.20%	0.04%	0.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,935	$2,456	$3,110	$3,197	$4,247
Ratio of Total Expenses to Average
Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to
Average Net Assets	1.18%	0.72%	0.19%	0.04%	0.06%

1 Adjusted to reflect a 1-for-100 reverse share split as of the close of business on August 12, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Notes to Financial Statements

Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2015-2018), and has concluded that no provision for federal income tax is required in the fund's financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund's regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund's board of trustees and included in Management and Administrative expenses on the fund's Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at August 31, 2018, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the

Municipal Cash Management Fund

average net assets of the fund. The fund's trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.

C. The fund's custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2018, custodian fee offset arrangements reduced the fund's expenses by $4,000 (an annual rate of 0.00% of average net assets).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At August 31, 2018, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

E. Permanent differences, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.

Temporary differences between book-basis and tax-basis components of accumulated net earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. As of period end, the tax components of accumulated net earnings (losses) are detailed in the table as follows:

Amount ($000)
Undistributed Tax-Exempt Income	10
Undistributed Long-Term Gains	-
Capital Loss Carryforwards (Non-expiring)	(3)
Net Unrealized Gains (Losses)	2

As of August 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	1,926,929
Gross Unrealized Appreciation	3
Gross Unrealized Depreciation	(1)
Net Unrealized Appreciation (Depreciation)	2

F. The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2018, such purchases and sales were $759,320,000 and $470,735,000, respectively.

Municipal Cash Management Fund

G. Capital shares issued and redeemed were:
	Year Ended August 31,
	2018	2017
	Shares	Shares
	(000)	(000)
Issued	13,188	15,927
Issued in Lieu of Cash Distributions	253	186
Redeemed	(18,651)	(22,655)
Net Increase (Decrease) in Shares Outstanding	(5,210)	(6,542)

H. Management has determined that no events or transactions occurred subsequent to August 31, 2018, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard CMT Funds and Shareholders of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund (constituting Vanguard CMT Funds, hereafter collectively referred to as the "Funds”) as of August 31, 2018, the related statements of operations for the year ended August 31, 2018, the statements of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2018 and each of the financial highlights for each of the five years in the period ended August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 16, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Municipal Cash Management Fund

Special 2018 tax information (unaudited) for Vanguard CMT Funds

This information for the fiscal year ended August 31, 2018, is included pursuant to provisions of the Internal Revenue Code.

The Municipal Cash Management Fund designates 100% of its income dividends as exempt-interest dividends.

For nonresident alien shareholders invested in Market Liquidity Fund, 70.2% of income dividends are interest-related dividends.

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid
	February 28, 2018	August 31, 2018	During Period[1]
Based on Actual Fund
Return
Market Liquidity	$1,000.00	$1,010.29	$0.03
Municipal Cash Management	$1,000.00	$1,006.89	$0.05

Based on Hypothetical 5%
Yearly Return
Market Liquidity	$1,000.00	$1,025.18	$0.03
Municipal Cash Management	$1,000.00	$1,025.16	$0.05

1The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Market Liquidity Fund, 0.005%; for the Municipal Cash Management Fund, 0.01%. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they had received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about each fund’s most recent performance can be found on the Performance Summary pages of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

© 2018 The Vanguard Group, Inc.

CMTO 102018

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to
be independent: Rajiv L. Gupta, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge,
and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended August 31, 2017: $56,000
Fiscal Year Ended August 31, 2016: $54,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2017: $8,424,459
Fiscal Year Ended August 31, 2016: $9,629,849

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing
Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended August 31, 2017: $3,194,093
Fiscal Year Ended August 31, 2016: $2,717,627

Includes fees billed in connection with assurance and related services provided to the
Registrant, other registered investment companies in the Vanguard complex, The Vanguard
Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended August 31, 2017: $274,313
Fiscal Year Ended August 31, 2016: $254,050

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex,
The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended August 31, 2017: $0
Fiscal Year Ended August 31, 2016: $214,225

Includes fees billed for services related to tax reported information provided to the
Registrant, other registered investment companies in the Vanguard complex, The Vanguard
Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit
Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit
Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-
audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the
Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard
Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2017: $274,313
Fiscal Year Ended August 31, 2016: $468,275

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard
Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial
Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.
(b) Internal Control Over Financial Reporting. There were no significant changes in
Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a) Code of Ethics. (b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 18, 2017

VANGUARD CMT FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 18, 2017

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number 33-32548, Incorporated by Reference.

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